Subsequent Event	12 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Event

18.	SUBSEQUENT EVENT

1	.	Filing of Form F-3

On August 27, 2019, the Company filed a Form F-3 to the registration of the resale by the selling shareholders of 10,671,638 ordinary shares, no par value, of Urban Tea, Inc. On September 6, 2019, SEC issued notice of effectiveness on the Form F-3.

2.	Entry into a Share Purchase Agreement

On September 28, 2019, the Company entered into a Share Purchase Agreement ("SPA") with the WFOE, Hunan 39 PU Tea Co., Ltd. ("39 Pu") and certain shareholders of 39 Pu, who collectively hold 51% equity interest of 39 Pu (the "39 Pu Shareholders"). 39 Pu is a dark tea enterprise integrating tea distribution, product research and development, and tea cultural heritage projects based in Hunan, China.

Pursuant to the SPA, the Company shall deliver to the 39 Pu Shareholders total consideration of US$7.2 million ("Total Consideration"), of which US$3.00 million shall be paid in cash ("Cash Consideration") and US$4.2 million shall be paid in ordinary shares, no par value ("Ordinary Shares"), of the Company, at a price of US$0.30 per share, for a total of 14,000,000 Ordinary Shares ("Share Consideration"), in exchange for 39 Pu and 39 Pu Shareholders to enter into VIE Agreements (the "VIE Agreements") with WFOE. The VIE Agreements are designed to provide WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the majority equity holder of 39 Pu, including absolute rights to control the management, operations, assets, property and revenue of 39 Pu. 39 Pu has the necessary license to carry out the tea business in China.

At the closing of the SPA (the "Closing"), the Company shall make the initial payment of US$2.4 million in immediately available cash and issue 10,000,000 Ordinary Shares. The remaining portion of the Cash Consideration of $0.6 million and Share Consideration of 4,000,000 Ordinary Shares will be delivered according to the earn-out payment based on the financial performance of 39 Pu in its next fiscal year.